Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 4,294,726	¥ 29,818,280	¥ 32,010,028
Shanghai Gopher Languang Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties			10,911,322
Wuhu Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,279,212	8,881,566	28,000
Wanjia Win-Win.
Related Party Transaction [Line Items]
Deferred revenue from related parties	78,170	542,734	69,956
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	351,288	2,438,991	12,871,000
Hangzhou Vanke Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties			140,676
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties			7,338
Gopher Nuobao Asset Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties			5,247,490
Chongqing Gopher Longxin Equity Investment Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	1,851	12,848	36,472
Shanghai Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties			28,000
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Deferred revenue from related parties	141,341	981,329	¥ 2,669,774
Investee of Tianjin Gopher Asset Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	27,990	194,335
Investee of Wuhu Gopher Asset Management Company Limited
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 2,414,874	¥ 16,766,477